11. SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	September 30, 2012	December 31, 2011

Identifiable assets
USA	$59,109,094	$52,424,129
Canada	6,021,075	18,345,690
Australia	1,925,703	1,993,279
Mongolia	257,147	1,781,099
Other	14,559	45,613
	$67,327,578	$74,589,810